Warrant Derivative - Reconciliation of Change in Fair Value of Warrant Derivative (Details) - CAD ($)	3 Months Ended	4 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value measurement of liabilities [line items]
Change in fair value of warrant derivative			$ (12,608,808)	$ 0	$ 0
Foreign exchange impact			$ (23,482)
Warrants
Disclosure of fair value measurement of liabilities [line items]
Issued, August 16, 2019 (shares)		4,619,773
Exercised (shares)	(2,935,647)	2,935,647
As at December 31, 2019 (shares)	1,684,126	1,684,126	1,684,126
Issued, August 16, 2019		$ 1,657,214
Exercised	$ (5,687,003)	5,687,003
Change in fair value of warrant derivative		12,608,808
Foreign exchange impact		(70,255)
As at December 31, 2019	$ 8,508,764	$ 8,508,764	$ 8,508,764